Share-based payments - Former Chief Executive Officer Grant - Long-Term Incentive Plan (LTIP) - inputs used in the measurement of the fair value at grant date (Details) € in Thousands															3 Months Ended			12 Months Ended
	Apr. 01, 2022 € / shares	Apr. 01, 2022 $ / shares	Mar. 01, 2022 Y € / shares	Jan. 01, 2022 Y € / shares	Jan. 01, 2022 Y $ / shares	Aug. 01, 2021 € / shares	Aug. 01, 2021 $ / shares	Jul. 01, 2021 € / shares	Jul. 01, 2021 $ / shares	Mar. 01, 2021 € / shares	Dec. 01, 2020 Y € / shares	Dec. 01, 2020 Y $ / shares	Nov. 16, 2020 Y € / shares	Nov. 16, 2020 Y $ / shares	Mar. 31, 2020 Y € / shares	Mar. 31, 2020 Y $ / shares	Dec. 31, 2019 Y € / shares	Dec. 31, 2022 Option	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 Option	Dec. 31, 2021 EUR (€)
Share-based payments
Weighted average fair value															€ 4.05		€ 3.80
Weighted average share price	€ 17.45														8.91		9.19
Exercise price | (per share)				€ 30.67											€ 5.60	$ 6.21	€ 5.64
Expected volatility (%)															55.00%	55.00%	50.00%
Expected life (years) | Y															1.11	1.11	1.16
Risk-free interest rate (%)															1.79%	1.79%	1.77%
Number of options exercised | Option																						557,171
Former Chief Executive Officer Grant
Share-based payments
Weighted average fair value	6.81
Exercise price | (per share)	€ 17.45	$ 19.28
Expected volatility (%)	50.91%	50.91%
Expected life (years)	2.16	2.16
Risk-free interest rate (%)	2.67%	2.67%
Number of options exercised																		777,260			147,620	1,524,900	557,171
LTIP
Share-based payments
Weighted average fair value			€ 4.86
Weighted average share price			15.07
Exercise price			€ 18.37
Expected life (years) | Y			2.33
Minimum | LTIP
Share-based payments
Expected volatility (%)			73.87%
Risk-free interest rate (%)			2.34%
Maximum | LTIP
Share-based payments
Expected volatility (%)			86.09%
Risk-free interest rate (%)			3.21%
Chief Scientific Officer | LTIP
Share-based payments
Weighted average fair value													€ 57.40
Weighted average share price													50.01
Exercise price | (per share)													€ 10.04	$ 11.90
Expected volatility (%)													62.06%	62.06%
Expected life (years) | Y													1.82	1.82
Number of options exercised																				6,303
Chief Scientific Officer | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)													0.07%	0.07%
Chief Scientific Officer | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)													1.48%	1.48%
Chief Business Officer and Chief Commercial Officer | First tranche | LTIP
Share-based payments
Weighted average fair value											€ 48.27
Weighted average share price | (per share)											67.12	$ 81.03
Exercise price | (per share)											€ 43.87	$ 52.96
Expected volatility (%)											62.27%	62.27%
Expected life (years) | Y											1.78	1.78
Chief Business Officer and Chief Commercial Officer | First tranche | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)											0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | First tranche | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)											1.50%	1.50%
Chief Business Officer and Chief Commercial Officer | Second tranche | LTIP
Share-based payments
Weighted average fair value											€ 24.36
Weighted average share price | (per share)											81.48	$ 98.36
Exercise price | (per share)											€ 81.48	$ 98.36
Expected volatility (%)											62.27%	62.27%
Expected life (years) | Y											2.23	2.23
Chief Business Officer and Chief Commercial Officer | Second tranche | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)											0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | Second tranche | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)											1.50%	1.50%
Chief Business Officer and Chief Commercial Officer | Third tranche | LTIP
Share-based payments
Weighted average fair value											€ 20.01
Weighted average share price | (per share)											81.65	$ 98.57
Exercise price | (per share)											€ 81.65	$ 98.57
Expected volatility (%)											62.27%	62.27%
Expected life (years) | Y											2.66	2.66
Chief Business Officer and Chief Commercial Officer | Third tranche | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)											0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | Third tranche | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)											1.50%	1.50%
Chief Operating Officer | LTIP
Share-based payments
Weighted average fair value								€ 17.56
Weighted average share price								56.51
Exercise price | (per share)								€ 70.92	$ 84.03
Expected volatility (%)								70.95%	70.95%
Expected life (years)								4.5	4.5
Number of options exercised								20,000	20,000
Chief Operating Officer | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)								0.099%	0.099%
Chief Operating Officer | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)								0.903%	0.903%
Chief Development Officer | LTIP
Share-based payments
Weighted average fair value						€ 17.56
Weighted average share price						41.81
Exercise price | (per share)						€ 46.16	$ 84.03
Expected volatility (%)						75.13%	75.13%
Expected life (years)						4.6	4.6
Number of options exercised						30,000	30,000
Chief Development Officer | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)						0.075%	0.075%
Chief Development Officer | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)						0.704%	0.704%
Key employees | LTIP
Share-based payments
Weighted average fair value				14.31						€ 0.65
Weighted average share price				€ 30.67						77.73
Exercise price | (per share)					$ 34.87					€ 77.73									$ 88.16
Expected volatility (%)				72.17%	72.17%					73.00%
Expected life (years)				2.16	2.16					2.15
Key employees | Minimum | LTIP
Share-based payments
Risk-free interest rate (%)				0.40%	0.40%					0.08%
Key employees | Maximum | LTIP
Share-based payments
Risk-free interest rate (%)				1.15%	1.15%					0.49%